Financial Statements - Statements of recognized income and expenses - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Consolidated statements of recognized income and expenses
Profit	€ 2,916	€ 3,063
OTHER RECOGNIZED INCOME (EXPENSES)	2	(1,399)
Items that will not be reclassified to profit or loss	(242)	(168)
Actuarial gains and losses from defined benefit pension plans	(208)	(29)
Non-current assests available for sale	0	0
Entities under equity method of accunting	0	0
Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income	4	(193)
Other Comprehensive Income Net Of Tax Gains Losses On Hedging Instruments That Hedge Investments In Equity Instruments	0	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(130)	98
Income tax related to items not subject to reclassification to income statement	92	(44)
Items that may be reclassified to profit or loss	244	(1,230)
Hedge of net investments in foreign operations [effective portion]	(327)	(69)
Hedge of net investments in foreign operations [effective portion] - Valuation gains or losses taken to equity	(327)	(121)
Hedge of net investments in foreign operations [effective portion] - Transferred to profit or loss	0	0
Hedge of net investments in foreign operations [effective portion] - Other reclassifications	0	52
Foreign currency translation	(167)	(794)
Foreign currency translation - Valuation gains or losses taken to equity	(167)	(708)
Foreign currency translation - Transferred to profit or loss	0	0
Foreign currency translation - Other reclassifications	0	(86)
Cash Flow Hedges [effective portion]	57	(60)
Cash Flow Hedges [effective portion] - Valuation gains or losses taken to equity	75	(106)
Cash Flow Hedges [effective portion] - Transferred to profit or loss	(18)	46
Cash Flow Hedges [effective portion] - Transferred to initial carrying amout of hedged items	0	0
Cash Flow Hedges [effective portion] - Other reclassifications	0	0
Total Debt Securities At Fair Value Throught Other Comprehensive Income	975	(441)
Valuation gains or losses taken to equity - Debt Securities At Fair Value Throught Other Comprehensive Income	997	(350)
Transferred to profit or loss - Debt Securities At Fair Value Throught Other Comprehensive Income	(23)	(91)
Other reclassifications - Debt Securities At Fair Value Throught Other Comprehensive Income	0	0
Non-current assets held for sale	(1)	20
Non-current assets held for sale - Valuation gains or losses taken to equity	(1)	(14)
Non-current assets held for sale - Transferred to profit or loss	0	0
Non-current assets held for sale - Other reclassifications	0	35
Share of other recognised income and expense of investments in subsidaries, joint ventures and associates	1	0
Income Tax	(293)	113
TOTAL RECOGNIZED INCOME/EXPENSES	2,918	1,664
Attributable to minority interest [non-controlling interests]	183	(199)
Attributable to the parent company	€ 2,735	€ 1,863